Financial instruments by category	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category	Financial instruments by category
The Group classified its financial assets in the following categories:

(a) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading. A financial asset is classified in this category if acquired principally for the purpose of selling in the short-term. Derivatives are also categorized as held for trading unless they are designated as hedges. For all years presented, the Group’s financial assets at fair value through profit or loss comprise mainly short-term investment and derivative financial instruments.

(b) Financial assets at amortized cost

Financial assets at amortized cost, namely loans and receivables, are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables comprise “trade and other receivables” and “cash and cash equivalents” in the statement of financial position.

The following tables show the carrying amounts of financial assets and financial liabilities by category of financial instrument and reconciliation to the corresponding line item in the statements of financial position, as appropriate. Since the line items “Trade and other receivables, net” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as other tax receivables or advance payments for services to be received in the future), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”.

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2025
Assets as per statement of financial position
Trade and other receivables	222,009	—	222,009	225,230	447,239
Derivative financial instruments	—	3,131	3,131	—	3,131
Short term investment	—	89,826	89,826	—	89,826
Cash and cash equivalents	383,150	—	383,150	—	383,150
Total	605,159	92,957	698,116	225,230	923,346

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	637,002	—	637,002	36,858	673,860
Borrowings	1,593,009	—	1,593,009	—	1,593,009
Leases Liabilities	356,602	—	356,602	—	356,602
Derivative financial instruments	—	5,394	5,394	—	5,394
Total	2,586,613	5,394	2,592,007	36,858	2,628,865

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non- financial assets	Total
December 31, 2024
Assets as per statement of financial position
Trade and other receivables	102,619	—	102,619	149,247	251,866
Derivative financial instruments	—	9,596	9,596	—	9,596
Short term investment	—	46,097	46,097	—	46,097
Cash and cash equivalents	211,244	—	211,244	—	211,244
Total	313,863	55,693	369,556	149,247	518,803

	Financial liabilities at amortized cost	Liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
Liabilities as per statement of financial position
Trade and other payables	174,863	—	174,863	32,811	207,674
Borrowings (i)	779,556	—	779,556	—	779,556
Leases Liabilities	342,030	—	342,030	—	342,030
Derivative financial instruments (i)	—	5,779	5,779	—	5,779
Total	1,296,449	5,779	1,302,228	32,811	1,335,039

(i) The Group formally documents and designates cash flow hedging relationships to hedge the foreign exchange rate risk of a portion of its highly probable future sales in U.S. Dollars using a portion of its borrowings denominated in U.S. Dollars, currency forwards and foreign currency floating-to-fixed interest rate swaps (See Note 2 for details).

Because of the short maturities of most trade accounts receivable and payable, other receivables and liabilities, and cash and cash equivalents, their carrying amounts at the closing date do not differ significantly from their respective fair values. The fair value of long-term borrowings is disclosed in Note 26.

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial asset / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2025
Interest income (i)	26,980	—	26,980
Interest expense (i)	(72,535)	—	(72,535)
Foreign exchange gain (i)	5,826	—	5,826
Gain from derivative financial instruments (ii)	—	2,963	2,963
Finance cost related to lease liabilities	(38,550)	—	(38,550)

	Financial assets / liabilities at amortized cost	Assets/ liabilities at fair value through profit or loss	Total
December 31, 2024
Interest income (i)	16,048	—	16,048
Interest expense (i)	(40,869)	—	(40,869)
Foreign exchange gains (i)	(37,569)	—	(37,569)
Gain from derivative financial instruments (ii)	—	1,246	1,246
Finance cost related to lease liabilities	(32,938)	—	(32,938)

(i)Included in “Financial Results, net” in the consolidated statement of income.
(ii)Included in “Other operating income, net” and “Financial Results, net” in the consolidated statement of income.

Determining fair values

IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 13. This valuation hierarchy provides for three levels. The allocation reflects which of the fair values derive from transactions in the market and where valuation is based on models because market transactions are lacking. The level in the fair value hierarchy is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety.

As of December 31, 2025 and 2024, the financial instruments recognized at fair value on the statement of financial position comprise derivative financial instruments.

In the case of Level 1, valuation is based on unadjusted quoted prices in active markets for identical financial assets that the Group can refer to at the date of the statement of financial position. The financial instruments the Group has allocated to this level mainly comprise crop futures and options traded on the stock market.

Derivatives not traded on the stock market allocated to Level 2 are valued using models based on observable market data. The financial instruments the Group has allocated to this level mainly comprise interest-rate swaps and foreign-currency interest-rate swaps.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no observable market data are available. The Group does not have financial instruments allocated to this level for any of the years presented.

The following tables present the Group’s financial assets and financial liabilities that are measured at fair value as of December 31, 2025 and 2024 and their allocation to the fair value hierarchy:

		Level 1	Level 2	Total
Assets
Derivative financial instruments	2025	1,243	1,888	3,131
Short-term investment	2025	89,826	—	89,826
Derivative financial instruments	2024	1,148	8,448	9,596
Short-term investment	2024	46,097	—	46,097

Liabilities
Derivative financial instruments	2025	(194)	(5,200)	(5,394)
Derivative financial instruments	2024	(2)	(5,777)	(5,779)

The following table presents the Group’s short term investment that are measured at fair value at December 31, 2025 and 2024:

	2025	2024
Corporate bonds	43,564	—
Government securities	32,995	46,097
Mutual funds	13,267	—
Short-term investment	89,826	46,097

There were no transfers within level 1 and 2 during the years ended December 31, 2025 and 2024.

When no quoted prices in an active market are available, fair values (particularly with derivatives) are based on recognized valuatiogn methods. The Group uses a range of valuation models for this purpose, details of which may be obtained from the following table:

Class	Pricing Method	Parameters	Pricing Model	Level	2025	2024

Futures	Quoted price	—	—	1	1,417	852
Options/OTC	Quoted price	—	—	1	(368)	160
NDF	Quoted price	Foreign-exchange curve	Present value method	1	—	134
Interest-rate swaps	Theoretical price	Money market interest-rate curve	Present value method	2	(3,312)	2,671
Public securities	Quoted price	—	—	1	89,826	46,097